UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard

Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard

Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-966-8900

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 – June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

The Total Return Bond Fund, Low Duration Bond Fund and AlphaTrak SM 500 Fund each voted the following proxy:

JP Morgan Prime Money Market Fund

Ticker:	VMVXX	Security ID or Cusip: 899995300/4812A2702

Meeting Date: January 22, 2005	Meeting Type: Special

Record Date: October 27, 2004

# Proposal	Mgmt Recommendation	Vote Cast	Sponsor
1 Elect Trustees to Fund	For	For	Management
2 Approve Plans of Reorganization (JPMMFS)	For	Abstain	Management
3 Approve Plans of Reorganization (JPMFMFG)	For	Abstain	Management
4 Approve Chg to Borrowing Restriction	For	Abstain	Management

The Strategic Income Fund, Intermediate Bond Fund, Ultra Short Bond Fund and High Yield Bond Fund did not vote any proxies during the period of this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Metropolitan West Funds

By (Signature and Title)*	/s/ Scott Dubchansky
Scott Dubchansky, Chairman and President (Principal Executive Officer)

Date August 5, 2005

*	Print the name and title of each signing officer under his or her signature.